Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Columbia Pyrford International Stock Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Pyrford International Stock Fund
Class Name	Class A
Trading Symbol	PISDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 121	1.15%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, health care, consumer staples and materials sectors boosted the Fund’s performance most during the annual period.
Allocations
| Larger allocations to the communication services and industrials sectors and smaller allocations to the consumer discretionary and health care sectors buoyed the Fund's performance during the annual period.
Individual holdings
| Positions in Mitsubishi Electric, a Japanese electronic equipment manufacturer; Singapore Technologies Engineering, an aerospace and defense company based in Singapore; Brambles Ltd., an international supply chain logistics company headquartered in Australia; Telenor, a Norwegian telecom company; and British American Tobacco, a manufacturer of tobacco products, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the financials, industrials, communication services and utilities sectors hurt the Fund’s performance during the annual period.
Allocations
| Smaller weightings in the financials sector and larger allocations to the consumer staples, materials and information technology sectors detracted from Fund performance.
Individual holdings
| Fund positions in Merck, a diversified family-owned German conglomerate with Life Science, Health Care and Electronics divisions; Woolworths Group, an operator of general merchandise consumer stores and supermarkets headquartered in Australia; PT Bank Rakyat Indonesia, a consumer and commercial bank headquartered in Jakarta; Nihon Kohden Corporation, a Japanese medical equipment company; and Wolters Kluwer, a Netherland-based provider of information, software solutions, and services for professionals in the health, tax and accounting, finance, risk and compliance, and legal sectors, were top detractors from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a)	10.40	8.05	6.44
Class A (including sales charges) (a)	4.05	6.78	5.81
MSCI ACWI ex USA Index (Net)	15.42	8.94	7.33
MSCI EAFE Index (Net)	13.87	10.15	7.40
(a)
The Fund’s performance prior to December 10, 2021 reflects returns achieved by BMO Pyrford International Stock Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to December 10, 2021 reflects returns achieved by BMO Pyrford International Stock Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 301,032,875
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 2,784,986
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 301,032,875
Total number of portfolio holdings	77
Management services fees (represents 0.87% of Fund average net assets)	$ 2,784,986
Portfolio turnover for the reporting period	6%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Japan Tobacco, Inc.	2.6%
Nestlé SA, Registered Shares	2.5%
Roche Holding AG, Genusschein Shares	2.4%
United Overseas Bank Ltd.	2.4%
Novartis AG, Registered Shares	2.3%
Air Liquide SA	2.2%
Brambles Ltd.	2.1%
AIA Group Ltd.	2.1%
Mitsubishi Electric Corp.	2.1%
KDDI Corp.	2.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Japan Tobacco, Inc.	2.6%
Nestlé SA, Registered Shares	2.5%
Roche Holding AG, Genusschein Shares	2.4%
United Overseas Bank Ltd.	2.4%
Novartis AG, Registered Shares	2.3%
Air Liquide SA	2.2%
Brambles Ltd.	2.1%
AIA Group Ltd.	2.1%
Mitsubishi Electric Corp.	2.1%
KDDI Corp.	2.1%

Columbia Pyrford International Stock Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Pyrford International Stock Fund
Class Name	Institutional Class
Trading Symbol	PISLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 96	0.91%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, health care, consumer staples and materials sectors boosted the Fund’s performance most during the annual period.
Allocations
| Larger allocations to the communication services and industrials sectors and smaller allocations to the consumer discretionary and health care sectors buoyed the Fund's performance during the annual period.
Individual holdings
| Positions in Mitsubishi Electric, a Japanese electronic equipment manufacturer; Singapore Technologies Engineering, an aerospace and defense company based in Singapore; Brambles Ltd., an international supply chain logistics company headquartered in Australia; Telenor, a Norwegian telecom company; and British American Tobacco, a manufacturer of tobacco products, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the financials, industrials, communication services and utilities sectors hurt the Fund’s performance during the annual period.
Allocations
| Smaller weightings in the financials sector and larger allocations to the consumer staples, materials and information technology sectors detracted from Fund performance.
Individual holdings
| Fund positions in Merck, a diversified family-owned German conglomerate with Life Science, Health Care and Electronics divisions; Woolworths Group, an operator of general merchandise consumer stores and supermarkets headquartered in Australia; PT Bank Rakyat Indonesia, a consumer and commercial bank headquartered in Jakarta; Nihon Kohden Corporation, a Japanese medical equipment company; and Wolters Kluwer, a Netherland-based provider of information, software solutions, and services for professionals in the health, tax and accounting, finance, risk and compliance, and legal sectors, were top detractors from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a),(b)	10.65	8.30	6.69
MSCI ACWI ex USA Index (Net)	15.42	8.94	7.33
MSCI EAFE Index (Net)	13.87	10.15	7.40
(a)
The returns shown for periods prior to December 15, 2021 (including Since Fund Inception returns, if shown) include the returns of Advisor Class. Advisor Class shares were offered prior to the Fund's Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to December 10, 2021 reflects returns achieved by BMO Pyrford International Stock Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to December 10, 2021 reflects returns achieved by BMO Pyrford International Stock Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 301,032,875
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 2,784,986
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 301,032,875
Total number of portfolio holdings	77
Management services fees (represents 0.87% of Fund average net assets)	$ 2,784,986
Portfolio turnover for the reporting period	6%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Japan Tobacco, Inc.	2.6%
Nestlé SA, Registered Shares	2.5%
Roche Holding AG, Genusschein Shares	2.4%
United Overseas Bank Ltd.	2.4%
Novartis AG, Registered Shares	2.3%
Air Liquide SA	2.2%
Brambles Ltd.	2.1%
AIA Group Ltd.	2.1%
Mitsubishi Electric Corp.	2.1%
KDDI Corp.	2.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Japan Tobacco, Inc.	2.6%
Nestlé SA, Registered Shares	2.5%
Roche Holding AG, Genusschein Shares	2.4%
United Overseas Bank Ltd.	2.4%
Novartis AG, Registered Shares	2.3%
Air Liquide SA	2.2%
Brambles Ltd.	2.1%
AIA Group Ltd.	2.1%
Mitsubishi Electric Corp.	2.1%
KDDI Corp.	2.1%

Columbia Pyrford International Stock Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Pyrford International Stock Fund
Class Name	Institutional 2 Class
Trading Symbol	PISOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, health care, consumer staples and materials sectors boosted the Fund’s performance most during the annual period.
Allocations
| Larger allocations to the communication services and industrials sectors and smaller allocations to the consumer discretionary and health care sectors buoyed the Fund's performance during the annual period.
Individual holdings
| Positions in Mitsubishi Electric, a Japanese electronic equipment manufacturer; Singapore Technologies Engineering, an aerospace and defense company based in Singapore; Brambles Ltd., an international supply chain logistics company headquartered in Australia; Telenor, a Norwegian telecom company; and British American Tobacco, a manufacturer of tobacco products, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the financials, industrials, communication services and utilities sectors hurt the Fund’s performance during the annual period.
Allocations
| Smaller weightings in the financials sector and larger allocations to the consumer staples, materials and information technology sectors detracted from Fund performance.
Individual holdings
| Fund positions in Merck, a diversified family-owned German conglomerate with Life Science, Health Care and Electronics divisions; Woolworths Group, an operator of general merchandise consumer stores and supermarkets headquartered in Australia; PT Bank Rakyat Indonesia, a consumer and commercial bank headquartered in Jakarta; Nihon Kohden Corporation, a Japanese medical equipment company; and Wolters Kluwer, a Netherland-based provider of information, software solutions, and services for professionals in the health, tax and accounting, finance, risk and compliance, and legal sectors, were top detractors from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class (a),(b)	10.70	8.38	6.74
MSCI ACWI ex USA Index (Net)	15.42	8.94	7.33
MSCI EAFE Index (Net)	13.87	10.15	7.40
(a)
The returns shown for periods prior to December 15, 2021 (including Since Fund Inception returns, if shown) include the returns of Advisor Class. Advisor Class shares were offered prior to the Fund's Institutional 2 Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to December 10, 2021 reflects returns achieved by BMO Pyrford International Stock Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to December 10, 2021 reflects returns achieved by BMO Pyrford International Stock Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 301,032,875
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 2,784,986
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 301,032,875
Total number of portfolio holdings	77
Management services fees (represents 0.87% of Fund average net assets)	$ 2,784,986
Portfolio turnover for the reporting period	6%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Japan Tobacco, Inc.	2.6%
Nestlé SA, Registered Shares	2.5%
Roche Holding AG, Genusschein Shares	2.4%
United Overseas Bank Ltd.	2.4%
Novartis AG, Registered Shares	2.3%
Air Liquide SA	2.2%
Brambles Ltd.	2.1%
AIA Group Ltd.	2.1%
Mitsubishi Electric Corp.	2.1%
KDDI Corp.	2.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Japan Tobacco, Inc.	2.6%
Nestlé SA, Registered Shares	2.5%
Roche Holding AG, Genusschein Shares	2.4%
United Overseas Bank Ltd.	2.4%
Novartis AG, Registered Shares	2.3%
Air Liquide SA	2.2%
Brambles Ltd.	2.1%
AIA Group Ltd.	2.1%
Mitsubishi Electric Corp.	2.1%
KDDI Corp.	2.1%

Columbia Pyrford International Stock Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Pyrford International Stock Fund
Class Name	Institutional 3 Class
Trading Symbol	PISQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 83	0.79%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, health care, consumer staples and materials sectors boosted the Fund’s performance most during the annual period.
Allocations
| Larger allocations to the communication services and industrials sectors and smaller allocations to the consumer discretionary and health care sectors buoyed the Fund's performance during the annual period.
Individual holdings
| Positions in Mitsubishi Electric, a Japanese electronic equipment manufacturer; Singapore Technologies Engineering, an aerospace and defense company based in Singapore; Brambles Ltd., an international supply chain logistics company headquartered in Australia; Telenor, a Norwegian telecom company; and British American Tobacco, a manufacturer of tobacco products, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the financials, industrials, communication services and utilities sectors hurt the Fund’s performance during the annual period.
Allocations
| Smaller weightings in the financials sector and larger allocations to the consumer staples, materials and information technology sectors detracted from Fund performance.
Individual holdings
| Fund positions in Merck, a diversified family-owned German conglomerate with Life Science, Health Care and Electronics divisions; Woolworths Group, an operator of general merchandise consumer stores and supermarkets headquartered in Australia; PT Bank Rakyat Indonesia, a consumer and commercial bank headquartered in Jakarta; Nihon Kohden Corporation, a Japanese medical equipment company; and Wolters Kluwer, a Netherland-based provider of information, software solutions, and services for professionals in the health, tax and accounting, finance, risk and compliance, and legal sectors, were top detractors from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	10.82	8.45	6.85
MSCI ACWI ex USA Index (Net)	15.42	8.94	7.33
MSCI EAFE Index (Net)	13.87	10.15	7.40
(a)
The Fund’s performance prior to December 10, 2021 reflects returns achieved by BMO Pyrford International Stock Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to December 10, 2021 reflects returns achieved by BMO Pyrford International Stock Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 301,032,875
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 2,784,986
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 301,032,875
Total number of portfolio holdings	77
Management services fees (represents 0.87% of Fund average net assets)	$ 2,784,986
Portfolio turnover for the reporting period	6%

Holdings [Text Block]
Graphical Representation of
Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Japan Tobacco, Inc.	2.6%
Nestlé SA, Registered Shares	2.5%
Roche Holding AG, Genusschein Shares	2.4%
United Overseas Bank Ltd.	2.4%
Novartis AG, Registered Shares	2.3%
Air Liquide SA	2.2%
Brambles Ltd.	2.1%
AIA Group Ltd.	2.1%
Mitsubishi Electric Corp.	2.1%
KDDI Corp.	2.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Japan Tobacco, Inc.	2.6%
Nestlé SA, Registered Shares	2.5%
Roche Holding AG, Genusschein Shares	2.4%
United Overseas Bank Ltd.	2.4%
Novartis AG, Registered Shares	2.3%
Air Liquide SA	2.2%
Brambles Ltd.	2.1%
AIA Group Ltd.	2.1%
Mitsubishi Electric Corp.	2.1%
KDDI Corp.	2.1%

Columbia Pyrford International Stock Fund - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Pyrford International Stock Fund
Class Name	Class R
Trading Symbol	PISJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 147	1.40%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, health care, consumer staples and materials sectors boosted the Fund’s performance most during the annual period.
Allocations
| Larger allocations to the communication services and industrials sectors and smaller allocations to the consumer discretionary and health care sectors buoyed the Fund's performance during the annual period.
Individual holdings
| Positions in Mitsubishi Electric, a Japanese electronic equipment manufacturer; Singapore Technologies Engineering, an aerospace and defense company based in Singapore; Brambles Ltd., an international supply chain logistics company headquartered in Australia; Telenor, a Norwegian telecom company; and British American Tobacco, a manufacturer of tobacco products, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the financials, industrials, communication services and utilities sectors hurt the Fund’s performance during the annual period.
Allocations
| Smaller weightings in the financials sector and larger allocations to the consumer staples, materials and information technology sectors detracted from Fund performance.
Individual holdings
| Fund positions in Merck, a diversified family-owned German conglomerate with Life Science, Health Care and Electronics divisions; Woolworths Group, an operator of general merchandise consumer stores and supermarkets headquartered in Australia; PT Bank Rakyat Indonesia, a consumer and commercial bank headquartered in Jakarta; Nihon Kohden Corporation, a Japanese medical equipment company; and Wolters Kluwer, a Netherland-based provider of information, software solutions, and services for professionals in the health, tax and accounting, finance, risk and compliance, and legal sectors, were top detractors from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R (a),(b)	10.12	7.78	6.17
MSCI ACWI ex USA Index (Net)	15.42	8.94	7.33
MSCI EAFE Index (Net)	13.87	10.15	7.40
(a)
The returns shown for periods prior to December 15, 2021 (including Since Fund Inception returns, if shown) include the returns of Advisor Class. Advisor Class shares were offered prior to the Fund's Class R shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to December 10, 2021 reflects returns achieved by BMO Pyrford International Stock Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to December 10, 2021 reflects returns achieved by BMO Pyrford International Stock Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 301,032,875
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 2,784,986
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key
Fund
Statistics
Fund net assets	$ 301,032,875
Total number of portfolio holdings	77
Management services fees (represents 0.87% of Fund average net assets)	$ 2,784,986
Portfolio turnover for the reporting period	6%

Holdings [Text Block]
Graphical
Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Japan Tobacco, Inc.	2.6%
Nestlé SA, Registered Shares	2.5%
Roche Holding AG, Genusschein Shares	2.4%
United Overseas Bank Ltd.	2.4%
Novartis AG, Registered Shares	2.3%
Air Liquide SA	2.2%
Brambles Ltd.	2.1%
AIA Group Ltd.	2.1%
Mitsubishi Electric Corp.	2.1%
KDDI Corp.	2.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Japan Tobacco, Inc.	2.6%
Nestlé SA, Registered Shares	2.5%
Roche Holding AG, Genusschein Shares	2.4%
United Overseas Bank Ltd.	2.4%
Novartis AG, Registered Shares	2.3%
Air Liquide SA	2.2%
Brambles Ltd.	2.1%
AIA Group Ltd.	2.1%
Mitsubishi Electric Corp.	2.1%
KDDI Corp.	2.1%